Long-term debt, net (Details Narrative) - USD ($) $ in Thousands		2 Months Ended			4 Months Ended				5 Months Ended		6 Months Ended						7 Months Ended	12 Months Ended
	Jan. 02, 2024	Mar. 11, 2024	Mar. 08, 2024	Feb. 28, 2024	May 14, 2024	Apr. 26, 2024	Apr. 24, 2024	Apr. 22, 2024	Jun. 05, 2024	May 31, 2024	Jun. 30, 2024	Jun. 28, 2024	Jun. 26, 2024	Jun. 25, 2024	Jun. 20, 2024	Jun. 30, 2023	Jul. 16, 2024	Dec. 22, 2023	Dec. 21, 2023	Dec. 20, 2023
Debt Instrument [Line Items]
Repayments of Debt											$ 333,847					$ 64,487
Debt Instrument, Covenant Compliance											As of June 30, 2024, and December 31, 2023, the Partnership was in compliance with all financial debt covenants
Interest expense											$ 62,990					$ 47,563
Weighted average interest rate											6.80%					6.20%
ICBCFL - M/V Akadimos [member]
Debt Instrument [Line Items]
Full repayments of debt			$ 38,332
2020 CMBFL - M/V Athos [Member]
Debt Instrument [Line Items]
Repayments of Debt								$ 25,700
2020 CMBFL - M/V Aristomenis [Member]
Debt Instrument [Line Items]
Repayments of Debt						$ 24,900
2024 - LNG/C Apostolos Jolco [Member]
Debt Instrument [Line Items]
Description of scope														for the purpose of full repayment of the 2024 – LNG/C Apostolos credit facility
Sale and leaseback agreement - financing arrangements														$ 240,000
Amount drawn down																	$ 240,000
Sale Leaseback Transaction, Lease Term														8 years
Line of Credit Facility, Remaining Borrowing Capacity											$ 240,000
2023 Jolco - LNG/C Assos [Member]
Debt Instrument [Line Items]
Description of scope																		for the purpose of partially financing the acquisition of the shares of the vessel-owning company of the LNG/C Assos
Sale and leaseback agreement - financing arrangements																		$ 240,000
Amount drawn down										$ 240,000
Sale Leaseback Transaction, Lease Term																		8 years
2024- LNG/C Aristidis I Credit facility [member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity														$ 155,000
Proceeds from Lines of Credit													$ 155,000
Description of scope														for the full repayment of the 2021 credit facility
Debt Instrument, Term														7 years
2021 Credit Facility [Member]
Debt Instrument [Line Items]
Full repayments of debt												$ 99,403
2024- LNG/C Apostolos Credit facility [member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity															$ 192,000
Proceeds from Lines of Credit											192,000
Description of scope															for the purpose of partially financing the construction of the vessel
Full repayments of debt																	$ 192,000
2024- LNG/C Aktoras Credit facility [member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity										$ 240,000
Proceeds from Lines of Credit											240,000
Description of scope										for the purpose of partially financing the construction of the vessel
Debt Instrument, Term										7 years
The 2021 Bocomm Agreement [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Lease Terms					amend certain of the terms included in two separate sale and lease back agreements that the companies owning the vessels LNG/C Aristos I and the LNG/C Aristarchos had entered into with Bocomm in 2021. Specifically, effective from May 2024, the Partnership agreed to reduce the interest paid on the outstanding amount and extended the maturity for both facilities by two years
2024 - LNG/C Axios II credit facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity																				$ 190,000
Proceeds from Lines of Credit	$ 190,000
Description of scope																				for the purpose of partially financing the construction of the vessel
Debt Instrument, Term																				7 years
Umbrella seller's credit [Member]
Debt Instrument [Line Items]
Description of scope																			to finance a portion of the purchase price of the 11 new 174,000 CBM LNG/C vessels under construction
Seller's credit - maximum borrowing capacity																			$ 220,000
Line of Credit Facility, Interest Rate During Period																			7.50%
Maturity date																			June 30, 2027
Amount used from Umbrella seller's credit											134,764
Repayments of Debt		$ 39,973		$ 12,789			$ 39,838
LNG/C Apostolos - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit												$ 2,264
LNG/C Aktoras - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit									$ 39,900
LNG/C Axios II - Umbrella Seller's Credit [member]
Debt Instrument [Line Items]
Amount used from Umbrella seller's credit	$ 92,600
Credit facilities and financing arrangements [Member]
Debt Instrument [Line Items]
Full repayments of debt											280,935
Repayments of Debt											$ 52,912